Taxation - Summary of tax relating to components of other comprehensive income or loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
Cash flow hedge fair value gains	$ 3	$ (6)	$ (54)
Tax credit/(charge) on actuarial gains and losses on post-retirement benefit plans	112	83	(271)
Tax relating to components of other comprehensive income/(loss) for the year	$ 115	$ 77	$ (325)